COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Financings With Failed Sale-Lease Back Transactions [Member] | ReneSola Investment [Member]
COMMITMENTS AND CONTINGENCIES [Line Items]
Guarantor Obligations, Current Carrying Value	$ 18,256,841	$ 26,755,960